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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-07318

                    Pioneer International Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer International Value Fund

 Schedule of Investments 8/31/2011 (unaudited)

 Shares

 Value

 COMMON STOCKS - 95.6%

 Energy - 8.7%

 Integrated Oil & Gas - 6.5%

 957,656

 BP Amoco Plc

 $

 6,273,755

 23,900

 Petrochina Co., Ltd. (A.D.R.) *

 3,071,150

 1,448,000

 PetroChina Co., Ltd.

 1,860,697

 205,371

 Repsol SA

 5,924,196

 46,277

 Total SA

 2,261,288

 $

 19,391,086

 Oil & Gas Drilling - 0.6%

 33,700

 Ensco Plc (A.D.R.)

 $

 1,626,362

 Oil & Gas Exploration & Production - 1.6%

 2,800

 HRT Participacoes em Potroleo SA *

 $

 1,805,486

 432

 Inpex Corp. *

 2,928,081

 $

 4,733,567

 Total Energy

 $

 25,751,015

 Materials - 10.7%

 Construction Materials - 1.5%

 1,798,000

 China Resources Cement * (b)

 $

 1,692,249

 155,400

 CRH Plc

 2,775,887

 $

 4,468,136

 Diversified Metals & Mining - 2.1%

 254,400

 Eurasian Natural Resources Corp.

 $

 2,816,619

 98,500

 Southern Copper Corp.

 3,326,345

 $

 6,142,964

 Fertilizers & Agricultural Chemicals - 0.9%

 47,910

 Yara International ASA *

 $

 2,641,878

 Forest Products - 0.0%

 157,400

 Sino-Forest Corp. *

 $

 160,719

 Gold - 4.2%

 139,743

 Anglogold Ashanti, Ltd.

 $

 6,239,283

 2,076,500

 Centamin Egypt, Ltd *

 3,510,790

 42,500

 Newmont Mining Corp.

 2,661,350

 $

 12,411,423

 Specialty Chemicals - 1.0%

 77,200

 Nitto Denko Corp. *

 $

 3,021,244

 Steel - 1.0%

 1,451,000

 Sumitomo Metal Industries, Ltd. *

 $

 3,043,150

 Total Materials

 $

 31,889,514

 Capital Goods - 9.8%

 Construction & Engineering - 0.3%

 1,636,000

 China Railways Construction Corp.

 $

 871,746

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 597,000

 United Tractors Tbk

 $

 1,702,132

 Electrical Component & Equipment - 0.4%

 173,763

 Fushi Copperweld, Inc. *

 $

 1,192,014

 Heavy Electrical Equipment - 2.8%

 74,002

 Alstom

 $

 3,438,020

 503,000

 Mitsubishi Electric Corp. *

 5,042,517

 $

 8,480,537

 Industrial Conglomerates - 2.6%

 157,600

 Philips Electronics NV

 $

 3,336,967

 459,000

 Shanghai Industrial Holdings *

 1,510,953

 28,100

 Siemens AG (A.D.R.) *

 2,899,920

 $

 7,747,840

 Trading Companies & Distributors - 3.1%

 645,500

 Itochu Corp. *

 $

 6,985,682

 1,729,500

 Noble Group, Ltd.

 2,326,568

 $

 9,312,250

 Total Capital Goods

 $

 29,306,519

 Transportation - 2.6%

 Airlines - 1.7%

 1,147,962

 Ryanair Holdings Plc

 $

 5,161,453

 Highways & Railtrack - 0.9%

 5,783,500

 Yuexiu Transport Infrastructure, Ltd.

 $

 2,494,073

 Total Transportation

 $

 7,655,526

 Automobiles & Components - 2.0%

 Auto Parts & Equipment - 0.1%

 89,000

 China XD Plastics Co. *

 $

 472,590

 Automobile Manufacturers - 1.2%

 65,500

 Daimlerchrysler AG

 $

 3,538,694

 Tires & Rubber - 0.7%

 90,300

 Bridgestone Corp. *

 $

 2,012,291

 Total Automobiles & Components

 $

 6,023,575

 Consumer Durables & Apparel - 6.2%

 Apparel, Accessories & Luxury Goods - 1.6%

 81,799

 Cie Financiere Richemont SA *

 $

 4,750,130

 Homebuilding - 3.5%

 1,114,316

 Gafisa SA *

 $

 5,215,470

 608,800

 Sekisui Chemical Co., Ltd. *

 5,255,840

 $

 10,471,310

 Household Appliances - 1.1%

 190,000

 Electrolux AB (b)

 $

 3,184,954

 Total Consumer Durables & Apparel

 $

 18,406,394

 Media - 1.6%

 Cable & Satellite - 1.6%

 179,400

 SES SA (A.D.R.)

 $

 4,906,691

 Total Media

 $

 4,906,691

 Retailing - 1.0%

 Automotive Retail - 1.0%

 34,100

 USS Co., Ltd. *

 $

 2,957,061

 Total Retailing

 $

 2,957,061

 Food & Drug Retailing - 2.0%

 Food Retail - 2.0%

 159,300

 FamilyMart *

 $

 5,867,512

 Total Food & Drug Retailing

 $

 5,867,512

 Food, Beverage & Tobacco - 7.0%

 Packaged Foods & Meats - 4.1%

 82,100

 Nestle SA

 $

 5,088,025

 2,259,000

 PT Indofood Sukses Makmur Tbk

 1,654,586

 160,091

 Unilever Plc

 5,381,665

 $

 12,124,276

 Tobacco - 2.9%

 141,914

 Imperial Tobacco Group Plc

 $

 4,702,314

 902

 Japan Tobacco, Inc. *

 3,894,319

 $

 8,596,633

 Total Food, Beverage & Tobacco

 $

 20,720,909

 Health Care Equipment & Services - 1.8%

 Health Care Services - 1.8%

 78,175

 Fresenius Medical Care AG

 $

 5,310,433

 Total Health Care Equipment & Services

 $

 5,310,433

 Pharmaceuticals & Biotechnology - 4.4%

 Pharmaceuticals - 4.4%

 380,500

 GlaxoSmithKline Plc

 $

 8,121,917

 23,406

 Roche Holdings AG

 4,100,794

 25,200

 Salix Pharmaceuticals, Ltd. *

 767,340

 $

 12,990,051

 Total Pharmaceuticals & Biotechnology

 $

 12,990,051

 Banks - 14.2%

 Diversified Banks - 14.2%

 1,859,300

 Bank Negara Indonesia Persero Tbk PT

 $

 927,362

 12,000,000

 Bank Pembangunan Daerah Jawa

 1,515,627

 7,470,205

 China Construction Bank

 5,557,187

 765,800

 Commerzbank AG *

 2,280,942

 287,238

 Development Bank of Singapore, Ltd.

 3,160,205

 730,418

 HSBC Holding Plc

 6,362,884

 6,975,375

 Industrial and Commerical Bank of China *

 4,610,818

 141,900

 Industrial Bank of Korea *

 2,125,349

 423,099

 Mitsubishi UFJ Financial Group, Inc. *

 1,914,576

 200,808

 National Australia Bank, Ltd.

 5,121,700

 118,795

 Societe Generale

 3,969,954

 160,200

 Sumitomo Mitsui Financial Group, Inc. *

 4,761,880

 $

 42,308,484

 Total Banks

 $

 42,308,484

 Diversified Financials - 2.0%

 Asset Management & Custody Banks - 0.5%

 423,219

 Man Group Plc

 $

 1,534,442

 821

 Reinet Investments SCA *

 14,469

 $

 1,548,911

 Diversified Capital Markets - 1.5%

 155,220

 CS Group

 $

 4,426,717

 Total Diversified Financials

 $

 5,975,628

 Insurance - 3.1%

 Life & Health Insurance - 1.1%

 160,100

 T&D Holdings, Inc. *

 $

 3,314,520

 Multi-Line Insurance - 2.0%

 25,000

 Allianz AG

 $

 2,580,952

 596,460

 Aviva Plc

 3,292,548

 $

 5,873,500

 Total Insurance

 $

 9,188,020

 Technology Hardware & Equipment - 2.0%

 Communications Equipment - 0.5%

 59,550

 HTC Corp.

 $

 1,563,404

 Office Electronics - 1.5%

 94,800

 Canon, Inc. *

 $

 4,475,959

 Total Technology Hardware & Equipment

 $

 6,039,363

 Semiconductors - 2.7%

 Semiconductor Equipment - 2.2%

 94,700

 ASM Lithography Holding NV

 $

 3,356,080

 316,100

 ASM Pacific Technology, Ltd.

 3,280,645

 $

 6,636,725

 Semiconductors - 0.5%

 4,000

 Samsung Electronics (A.D.R.) (144A) *

 $

 1,399,784

 Total Semiconductors

 $

 8,036,509

 Telecommunication Services - 7.5%

 Integrated Telecommunication Services - 3.1%

 164,100

 Deutsche Telekom AG *

 $

 2,083,895

 1,589,500

 Singapore Telecommunications, Ltd.

 4,104,601

 2,783,600

 Telecom Italia S.p.A. *

 3,046,374

 $

 9,234,870

 Wireless Telecommunication Services - 4.4%

 504,000

 China Mobile, Ltd.

 $

 5,148,070

 36,200

 Millicom International Cellular SA (A.D.R.) *

 4,064,770

 1,492,821

 Vodafone Group Plc

 3,911,547

 $

 13,124,387

 Total Telecommunication Services

 $

 22,359,257

 Utilities - 6.3%

 Multi-Utilities - 3.3%

 85,000

 Gaz De France

 $

 2,682,416

 701,353

 National Grid Plc

 7,088,250

 $

 9,770,666

 Water Utilities - 3.0%

 5,488,000

 Guangdong Investment, Ltd.

 $

 3,332,945

 3,710,500

 Manila Water Co, Inc.

 1,683,967

 229,685

 Suez Environnement SA

 3,854,612

 $

 8,871,524

 Total Utilities

 $

 18,642,190

 TOTAL COMMON STOCKS

 $

 284,334,651

 (Cost  $284,459,502)

 FOREIGN GOVERNMENT BONDS - 4.3%

 IDR

 44,462,000,000

 Indonesia Treasury Bond, 8.25%, 7/15/21

 $

 5,745,201

 EUR

 2,675,300

 Ireland Government Bond, 5.0%, 10/18/20

 3,019,648

 EUR

 3,796,900

 Ireland Government Bond, 5.4%, 3/13/25

 4,127,291

 $

 12,892,140

 TOTAL FOREIGN GOVERNMENT BONDS

 $

 12,892,140

 (Cost  $10,403,686)

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS - 0.4%

 Securities Lending Collateral  - 0.4% (c)

 Certificates of Deposit:

 31,484

 Bank of America NA, 0.19%, 9/2/11

 $

 31,484

 31,484

 Bank of Montreal Chicago, 0.18%, 10/20/11

 31,484

 6,297

 Bank of Nova Scotia, 0.26%, 9/29/11

 6,297

 25,187

 Bank of Nova Scotia, 0.32%, 6/11/12

 25,187

 31,484

 Canadian Imperial Bank of Commerce NY, 0.21%, 10/3/11

 31,484

 31,481

 DnB NOR Bank ASA NY, 0.22%, 11/14/11

 31,481

 15,742

 National Australia Bank NY, 0.27%, 10/19/11

 15,742

 34,636

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 34,636

 18,890

 Royal Bank of Canada NY, 0.33%, 12/2/11

 18,890

 31,485

 Skandinav Enskilda Bank NY, 0.33%, 12/6/11

 31,485

 31,484

 Westpac Banking Corp. NY, 0.33%, 12/6/11

 31,484

 $

 289,654

 Commercial Paper:

 18,889

 ABTPP, 0.10%, 9/26/11

 $

 18,889

 12,594

 American Honda Finance, 0.30%, 1/11/12

 12,594

 18,890

 Australia & New Zealand Banking Group, 0.15%, 9/6/11

 18,890

 31,483

 CHARFD, 0.14%, 9/13/11

 31,483

 18,890

 CHARFD, 0.14%, 9/8/11

 18,890

 14,451

 Federal Farm Credit Bank, 0.18%, 8/20/12

 14,451

 22,668

 General Electric Capital Corp., 0.37%, 4/10/12

 22,668

 3,146

 General Electric Capital Corp., 0.42%, 7/27/12

 3,146

 3,465

 General Electric Capital Corp., 0.48%, 11/21/11

 3,465

 11,963

 JDCCPP, 0.10%, 9/20/11

 11,963

 28,336

 JPMorgan Chase & Co., 0.28%, 7/17/12

 28,336

 15,739

 NABPP, 0.19%, 10/3/11

 15,739

 28,319

 NESCAP, 0.19%, 12/20/11

 28,319

 25,162

 NORDNA, 0.28%, 1/9/12

 25,162

 20,182

 OLDLLC, 0.17%, 10/5/11

 20,182

 9,444

 OLDLLC, 0.17%, 10/711

 9,444

 25,181

 PGPP, 0.14%, 11/3/11

 25,181

 15,742

 Royal Bank of Canada NY, 0.30%, 8/17/12

 15,742

 15,742

 SANCPU, 0.64%, 9/1/11

 15,742

 18,886

 Sanofi Aventis, 0.17%, 10/20/11

 18,886

 12,594

 SOCNAM, 0.22%, 9/1/11

 12,594

 31,484

 Svenska Handelsbanken, 0.29%, 6/29/12

 31,484

 15,742

 TBLLC, 0.12%, 9/7/11

 15,742

 16,881

 TBLLC, 0.17%, 10/12/11

 16,881

 12,610

 TBLLC, 0.18%, 10/5/11

 12,610

 31,484

 Toyota Motor Credit Corp., 0.33%, 9/8/11

 31,484

 15,738

 VARFUN, 0.19%, 10/19/11

 15,738

 12,595

 Wachovia, 0.38%, 10/15/11

 12,595

 9,451

 Wachovia, 0.40%, 3/1/12

 9,451

 6,299

 Wells Fargo & Co., 0.34%, 1/24/12

 6,299

 12,593

 WMT, 0.08%, 9/7/11

 12,593

 $

 536,643

 Tri-party Repurchase Agreements:

 28,616

 BNP Paribas, Inc., 0.06%, 9/1/11

 $

 28,616

 119,635

 RBS Securities, Inc., 0.06%, 9/1/11

 119,635

 $

 148,251

 Shares

 Money Market Mutual Funds:

 47,226

 Dreyfus Preferred Money Market Fund

 $

 47,226

 47,226

 Fidelity Prime Money Market Fund

 47,226

 $

 94,452

 Total Securities Lending Collateral

 $

 1,069,000

 TOTAL TEMPORARY CASH INVESTMENTS

 $

 1,069,000

 (Cost  $1,069,000)

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 $

 298,295,791

 (Cost  $295,932,188)(a)

 OTHER ASSETS AND LIABILITIES - (0.2) %

 $

 (729,118)

 TOTAL NET ASSETS - 100.0%

 $

 297,566,673

 (A.D.R.)

 American Depositary Receipt

 *

 Non-income producing security.

 (a)

 At August 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $300,750,107 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 50,324,962

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (52,779,278)

 Net unrealized loss

 $

 (2,454,316)

 (b)

 At August 31, 2011, the following securities were out on loan:

 Shares

 Security

 Value

            899,000

 China Resources Cement *

 $

              843,281

              10,000

 Electrolux AB

              167,846

 Total

 $

 1,011,127

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 EUR

 Euro

 IDR

 Indonesian Rupiah

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $     16,017,071

  $ 268,156,861

  $            160,719

  $ 284,334,651

 Foreign Government Bonds

                        -

       12,892,140

                          -

       12,892,140

 Temporary Cash Investments

                        -

            974,548

                          -

            974,548

 Money Market Mutual Funds

                94,452

                      -

                          -

              94,452

 Total

  $     16,111,523

  $ 282,023,549

  $            160,719

  $ 298,295,791

 Other Financial Instruments*

  $                    -

  $   (1,430,350)

  $                      -

  $   (1,430,350)

 *Other financial instruments include foreign exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer International Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 28, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 28, 2011

* Print the name and title of each signing officer under his or her signature.